Average Annual Total Returns - FidelityFreedomIndexFunds-PremierIIComboPRO - FidelityFreedomIndexFunds-PremierIIComboPRO - Fidelity Freedom Index 2010 Fund	Aug. 16, 2024
Fidelity Freedom Index 2010 Fund - Premier II Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.92%
Since Inception	2.71%	[1]
Fidelity Freedom Index 2010 Fund - Premier II Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.66%
Since Inception	1.51%	[1]
Fidelity Freedom Index 2010 Fund - Premier II Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.07%
Since Inception	1.73%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(2.41%)
F1901
Average Annual Return:
Past 1 year	9.96%
Since Inception	2.81%

[1]	A From June 24, 2020 .